Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 16,528	$ 16,539
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	308	359
Past service costs	(1)
Gains and losses on settlements	(3)	2
Net interest expense (income)	(84)	7
Administrative expense	14	13
Defined benefit pension expense	234	381
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	250	235
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	484	616
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	42	46
Past service costs	2	(1)
Net interest expense (income)	63	57
Remeasurements of other long-term benefits	(26)	(12)
Defined benefit pension expense	81	90
Total pension and other post-employment benefit expense	$ 81	$ 90